Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATED BALANCE SHEET (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash and equivalents	$ 71,766	$ 51,026	$ 36,868	$ 45,261
Trade receivables, less allowances	269,892	285,151	305,036
Other receivables, net	66,602	65,109	67,334
Inventories	234,783	220,041	225,966
Prepaid expenses	47,170	40,814	45,927
Due from affiliates	0	0	0
Other current assets	17,463	18,335	32,988
Total current assets	707,676	680,476	714,119
Property, plant and equipment, net	392,884	395,299	385,813
Investments and other assets, net	88,989	81,528	104,120
Trademarks	426,085	426,085	449,085
Goodwill	18,095	18,095	175,200
Other intangible assets, net	89,254	96,279	98,633
Investments in affiliates	0	0	0
Total assets	1,722,983	1,697,762	1,926,970
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	2,191	65,008	40,903
Accounts payable	283,641	274,624	288,352
Accrued liabilities	148,346	140,700	124,107
Due to affiliates	0	0	0
Total current liabilities	434,178	480,332	453,362
Long-term debt and capital lease obligations, net of current portion	620,012	540,517	546,213
Accrued pension and other employee benefits	82,295	75,144	73,966
Deferred gain - sale of shipping fleet	9,823	20,204	23,083
Deferred tax liabilities	111,942	111,628	32,254
Other liabilities	70,424	99,535	83,359
Total liabilities	1,328,674	1,327,360	1,212,237
Commitments and contingencies	0	0	0
Total shareholders' equity	394,309	370,402	714,733
Total liabilities and shareholders' equity	1,722,983	1,697,762	1,926,970
Parent Company [Member]
ASSETS
Cash and equivalents	0	2,601	0	0
Trade receivables, less allowances	0	0	0
Other receivables, net	0	359	0
Inventories	0	0	0
Prepaid expenses	664	628	787
Due from affiliates	90,543	93,502	195,264
Other current assets	0	0	0
Total current assets	91,207	97,090	196,051
Property, plant and equipment, net	0	0	0
Investments and other assets, net	15,245	18,919	23,909
Trademarks	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Investments in affiliates	1,388,598	1,316,926	1,534,172
Total assets	1,495,050	1,432,935	1,754,132
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	0	0	0
Accounts payable	1,536	1,809	1,608
Accrued liabilities	25,657	13,554	10,709
Due to affiliates	895,730	762,957	741,897
Total current liabilities	922,923	778,320	754,214
Long-term debt and capital lease obligations, net of current portion	161,182	259,520	256,980
Accrued pension and other employee benefits	15,016	13,317	17,729
Deferred gain - sale of shipping fleet	0	0	0
Deferred tax liabilities	115	115	115
Other liabilities	1,505	11,261	10,361
Total liabilities	1,100,741	1,062,533	1,039,399
Commitments and contingencies	0	0	0
Total shareholders' equity	394,309	370,402	714,733
Total liabilities and shareholders' equity	1,495,050	1,432,935	1,754,132
Subsidiary Issuer [Member]
ASSETS
Cash and equivalents	8,121	12,704	11,337	8,772
Trade receivables, less allowances	50,964	43,847	50,198
Other receivables, net	808	1,275	1,136
Inventories	9,814	10,033	6,672
Prepaid expenses	2,591	3,922	1,620
Due from affiliates	2,022,139	1,683,425	1,640,085
Other current assets	0	1,636	23,262
Total current assets	2,094,437	1,756,842	1,734,310
Property, plant and equipment, net	21,211	24,885	25,080
Investments and other assets, net	27,077	20,542	74,231
Trademarks	208,085	208,085	208,085
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Investments in affiliates	1,063,602	976,368	1,161,452
Total assets	3,414,412	2,986,722	3,203,158
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	1,500	64,749	40,625
Accounts payable	6,011	9,620	6,424
Accrued liabilities	34,674	41,114	17,809
Due to affiliates	1,460,459	1,178,596	1,246,090
Total current liabilities	1,502,644	1,294,079	1,310,948
Long-term debt and capital lease obligations, net of current portion	427,453	280,500	288,750
Accrued pension and other employee benefits	7,363	8,149	7,074
Deferred gain - sale of shipping fleet	0	0	0
Deferred tax liabilities	79,701	79,488	49,533
Other liabilities	8,653	7,580	12,681
Total liabilities	2,025,814	1,669,796	1,668,986
Commitments and contingencies	0	0	0
Total shareholders' equity	1,388,598	1,316,926	1,534,172
Total liabilities and shareholders' equity	3,414,412	2,986,722	3,203,158
Guarantor Subsidiaries [Member]
ASSETS
Cash and equivalents	0	0	0	0
Trade receivables, less allowances	59,197	56,551	65,918
Other receivables, net	5,161	6,033	6,957
Inventories	40,373	40,313	38,216
Prepaid expenses	8,637	8,982	10,402
Due from affiliates	1,216,321	1,011,067	976,746
Other current assets	17,096	17,257	9,726
Total current assets	1,346,785	1,140,203	1,107,965
Property, plant and equipment, net	205,755	201,702	191,740
Investments and other assets, net	2,393	4,484	5,168
Trademarks	38,500	38,500	61,500
Goodwill	18,095	18,095	175,200
Other intangible assets, net	89,189	96,195	98,543
Investments in affiliates	3,205	3,162	2,046
Total assets	1,703,922	1,502,341	1,642,162
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	639	206	173
Accounts payable	101,442	80,466	94,550
Accrued liabilities	53,633	55,382	51,383
Due to affiliates	1,075,060	906,288	875,909
Total current liabilities	1,230,774	1,042,342	1,022,015
Long-term debt and capital lease obligations, net of current portion	31,264	488	438
Accrued pension and other employee benefits	0	0	0
Deferred gain - sale of shipping fleet	0	0	0
Deferred tax liabilities	39,415	39,302	42,621
Other liabilities	19,168	43,680	28,763
Total liabilities	1,320,621	1,125,812	1,093,837
Commitments and contingencies	0	0	0
Total shareholders' equity	383,301	376,529	548,325
Total liabilities and shareholders' equity	1,703,922	1,502,341	1,642,162
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and equivalents	63,645	35,721	25,531	36,489
Trade receivables, less allowances	159,731	184,753	188,920
Other receivables, net	60,633	57,442	59,241
Inventories	184,596	169,695	181,078
Prepaid expenses	35,278	27,282	33,118
Due from affiliates	473,315	368,329	438,826
Other current assets	10,197	9,365	0
Total current assets	987,395	852,587	926,714
Property, plant and equipment, net	165,918	168,712	168,993
Investments and other assets, net	57,445	50,716	66,806
Trademarks	179,500	179,500	179,500
Goodwill	0	0	0
Other intangible assets, net	65	84	90
Investments in affiliates	0	0	0
Total assets	1,390,323	1,251,599	1,342,103
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	52	53	105
Accounts payable	174,652	182,729	185,770
Accrued liabilities	44,212	40,573	44,206
Due to affiliates	371,069	308,482	387,025
Total current liabilities	589,985	531,837	617,106
Long-term debt and capital lease obligations, net of current portion	113	9	45
Accrued pension and other employee benefits	59,916	53,678	49,163
Deferred gain - sale of shipping fleet	9,823	20,204	23,083
Deferred tax liabilities	5,882	5,856	5,979
Other liabilities	41,098	37,014	31,554
Total liabilities	706,817	648,598	726,930
Commitments and contingencies	0	0	0
Total shareholders' equity	683,506	603,001	615,173
Total liabilities and shareholders' equity	1,390,323	1,251,599	1,342,103
Consolidation, Eliminations [Member]
ASSETS
Cash and equivalents	0	0	0	0
Trade receivables, less allowances	0	0	0
Other receivables, net	0	0	0
Inventories	0	0	0
Prepaid expenses	0	0	0
Due from affiliates	(3,802,318)	(3,156,323)	(3,250,921)
Other current assets	(9,830)	(9,923)	0
Total current assets	(3,812,148)	(3,166,246)	(3,250,921)
Property, plant and equipment, net	0	0	0
Investments and other assets, net	(13,171)	(13,133)	(65,994)
Trademarks	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Investments in affiliates	(2,455,405)	(2,296,456)	(2,697,670)
Total assets	(6,280,724)	(5,475,835)	(6,014,585)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt and capital lease obligations	0	0	0
Accounts payable	0	0	0
Accrued liabilities	(9,830)	(9,923)	0
Due to affiliates	(3,802,318)	(3,156,323)	(3,250,921)
Total current liabilities	(3,812,148)	(3,166,246)	(3,250,921)
Long-term debt and capital lease obligations, net of current portion	0	0	0
Accrued pension and other employee benefits	0	0	0
Deferred gain - sale of shipping fleet	0	0	0
Deferred tax liabilities	(13,171)	(13,133)	(65,994)
Other liabilities	0	0	0
Total liabilities	(3,825,319)	(3,179,379)	(3,316,915)
Commitments and contingencies	0	0	0
Total shareholders' equity	(2,455,405)	(2,296,456)	(2,697,670)
Total liabilities and shareholders' equity	$ (6,280,724)	$ (5,475,835)	$ (6,014,585)